Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal Tax at a Statutory rate				$ 211		$ 388
Federal Tax at a Statutory rate, % of Pre-tax Income				34.00%		34.00%
State taxes, net of Federal provision				$ (108)		$ 119
State taxes, net of Federal provision, % of Pre-tax Income				(17.00%)		10.00%
Change in tax rate				$ 228		$ 0
Change in tax rate, % of Pre-tax Income				37.00%		0.00%
Change in valuation allowance				$ 106		$ (178)
Change in valuation allowance, % of Pre-tax Income				17.00%		(15.00%)
Nontaxable interest and dividend income				$ (42)		$ (44)
Nontaxable interest and dividend income, % of Pre-tax Income				(7.00%)		(4.00%)
Other items				$ 12		$ 0
Other items, % of Pre-tax Income				2.00%		0.00%
Income tax provision	$ 98	$ 83	$ (36)	$ 407	[1]	$ 285	[1]
Income tax provision, % of Pre-tax Income				66.00%		25.00%

[1]	Restated